Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash (note 4)	$ 660	$ 1,653
Marketable securities (note 5)	346	186
Amounts receivable	55	57
Prepaid expenses and deposits (note 6)	651	717
Current assets	1,712	2,613
Non-current assets:
Restricted cash (note 4)	115	115
Prepaid expenses and deposits (note 6)	149	198
Mineral property interests (note 7)	39,714	39,072
Equipment (note 8)	1,272	1,525
Non-current assets	41,250	40,910
Total assets	42,962	43,523
Current liabilities:
Accounts payable and accrued liabilities	1,067	836
Flow-through share premium liability (note 9)	7	317
Bridge loan (note 10)	2,931	0
Current liabilities	4,005	1,153
Non-current liabilities:
Provision for site reclamation and closure (note 11)	2,134	1,891
Total liabilities	6,139	3,044
Equity:
Share capital	129,413	121,988
Share option and warrant reserve	9,992	6,937
Accumulated other comprehensive income	22	225
Deficit	(102,604)	(88,671)
Total equity	36,823	40,479
Total liabilities and equity	$ 42,962	$ 43,523